Collaborative Agreements (Details Textual) (USD $)	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Jul. 14, 2014	Dec. 31, 2013	Dec. 31, 2012
Collaborative Agreements [Line Items]
Accounts Payable and Accrued Liabilities, Current, Total	$ 977,872		$ 156,637	$ 192,342
Contract Research Organization [Member]
Collaborative Agreements [Line Items]
Commitment To Pay Fees	715,159
Accounts Payable and Accrued Liabilities, Current, Total	357,579
Stanford Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee	60,000
Annual License Maintenance Fee	10,000
Milestone Payments Upon Achievement Of Certain Product	3,700,000
Mount Sinai Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee		25,000
Annual License Maintenance Fee		10,000
Milestone Payments Upon Achievement Of Certain Product		$ 3,500,000